Disclosure of transactions between related parties (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Research and development	$ 180,000	$ 1,535	$ 233,910
General and administrative expense	33,000	0	0
Related party transactions	$ 213,000	$ 1,535	$ 233,910